Schedule of investments
Macquarie Extended Duration Bond Fund	April 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 97.87%
Banking — 10.96%
Bank of America
2.676% 6/19/41 μ	8,340,000	$ 5,915,775
6.625% 5/1/30 μ, ψ	805,000	807,383

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	1,625,000	1,617,644
Barclays 9.625% 12/15/29 μ, ψ	1,440,000	1,575,590
Citigroup 5.612% 3/4/56 μ	4,005,000	3,830,048
Goldman Sachs Group
5.561% 11/19/45 μ	5,625,000	5,414,487
5.734% 1/28/56 μ	1,830,000	1,783,856

JPMorgan Chase & Co. 5.534% 11/29/45 μ	4,080,000	4,021,060
Morgan Stanley
2.802% 1/25/52 μ	4,435,000	2,691,122
5.516% 11/19/55 μ	1,670,000	1,596,507

State Street 6.123% 11/21/34 μ	2,695,000	2,821,538
UBS Group
144A 5.379% 9/6/45 #, μ	1,970,000	1,863,250
144A 9.25% 11/13/28 #, μ, ψ	1,425,000	1,543,264
		35,481,524
Basic Industry — 4.86%
Dow Chemical 5.95% 3/15/55	2,665,000	2,486,243
Freeport-McMoRan 5.45% 3/15/43	2,195,000	2,030,957
Nucor 5.10% 6/1/35	2,970,000	2,916,300
Rio Tinto Finance USA 5.75% 3/14/55	5,159,000	5,095,637
Steel Dynamics 5.75% 5/15/55	3,370,000	3,203,848
		15,732,985
Brokerage — 2.52%
Brookfield Finance 5.813% 3/3/55	3,180,000	3,022,098
Jefferies Financial Group 6.50% 1/20/43	5,225,000	5,137,402
		8,159,500
Capital Goods — 8.44%
Boeing
2.196% 2/4/26	1,715,000	1,680,640
6.858% 5/1/54	3,145,000	3,362,367

Deere & Co. 5.70% 1/19/55	4,965,000	5,113,193
Ingersoll Rand 5.70% 6/15/54	3,755,000	3,622,128
Lockheed Martin 5.20% 2/15/55	4,685,000	4,354,517
Northrop Grumman
4.75% 6/1/43	480,000	426,403
5.20% 6/1/54	4,210,000	3,881,943

NQ- NP [0425] 0625 (4550261)    1

Schedule of investments
Macquarie Extended Duration Bond Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)

Waste Management 5.35% 10/15/54	5,105,000	$ 4,907,704
		27,348,895
Communications — 11.88%
American Tower 3.10% 6/15/50	6,985,000	4,482,191
AT&T
3.50% 9/15/53	7,545,000	5,055,247
6.30% 1/15/38	2,055,000	2,208,941

Charter Communications Operating 3.85% 4/1/61	1,115,000	660,637
Meta Platforms 5.40% 8/15/54	7,630,000	7,348,020
Rogers Communications 4.55% 3/15/52	2,970,000	2,346,024
Time Warner Cable 7.30% 7/1/38	2,360,000	2,464,865
T-Mobile USA
3.00% 2/15/41	7,560,000	5,413,488
5.875% 11/15/55	1,175,000	1,159,204
Verizon Communications
2.875% 11/20/50	8,805,000	5,409,429
5.50% 2/23/54	1,145,000	1,099,278

VZ Secured Financing 144A 5.00% 1/15/32 #	955,000	834,313
		38,481,637
Consumer Cyclical — 0.76%
General Motors 5.40% 4/1/48	2,930,000	2,450,010
		2,450,010
Consumer Non-Cyclical — 12.41%
AbbVie
4.25% 11/21/49	2,150,000	1,745,690
5.35% 3/15/44	4,085,000	3,954,216

Anheuser-Busch InBev Worldwide 5.55% 1/23/49	4,875,000	4,827,089
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	1,385,000	1,002,231
Eli Lilly & Co. 5.50% 2/12/55	4,995,000	5,012,024
Gilead Sciences 4.80% 4/1/44	5,415,000	4,854,645
HCA
6.00% 4/1/54	5,835,000	5,554,316
6.20% 3/1/55	565,000	554,219
Mars
144A 5.65% 5/1/45 #	3,465,000	3,443,534
144A 5.70% 5/1/55 #	2,640,000	2,604,162

PepsiCo 5.25% 7/17/54	4,020,000	3,886,315
Takeda Pharmaceutical 3.175% 7/9/50	4,290,000	2,764,062
		40,202,503
2    NQ- NP [0425] 0625 (4550261)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric — 13.36%
Ameren Illinois 5.625% 3/1/55	3,285,000	$ 3,231,955
Arizona Public Service 4.20% 8/15/48	2,720,000	2,108,916
Baltimore Gas and Electric
4.55% 6/1/52	2,540,000	2,103,340
5.65% 6/1/54	1,695,000	1,656,398

Constellation Energy Generation 5.75% 3/15/54	4,650,000	4,397,849
Dominion Energy
Series A 6.875% 2/1/55 μ	525,000	540,259
Series B 7.00% 6/1/54 μ	487,000	506,847

Entergy Mississippi 5.80% 4/15/55	3,480,000	3,408,847
NextEra Energy Capital Holdings 3.00% 1/15/52	6,485,000	3,954,033
Northern States Power 5.65% 5/15/55	3,705,000	3,676,470
NSTAR Electric 4.95% 9/15/52	1,590,000	1,417,941
Oglethorpe Power
3.75% 8/1/50	3,190,000	2,231,107
4.50% 4/1/47	2,015,000	1,627,577
6.20% 12/1/53	410,000	411,424

Oklahoma Gas & Electric 5.80% 4/1/55	2,160,000	2,127,574
Pacific Gas & Electric 4.20% 6/1/41	885,000	684,334
PacifiCorp 2.90% 6/15/52	2,215,000	1,300,735
Southwestern Electric Power 3.25% 11/1/51	8,530,000	5,391,372
Virginia Electric and Power 2.95% 11/15/51	1,630,000	1,002,182
Vistra Operations 144A 5.70% 12/30/34 #	1,495,000	1,489,202
		43,268,362
Energy — 8.40%
ConocoPhillips 5.55% 3/15/54	3,370,000	3,154,150
Enbridge 6.70% 11/15/53	1,595,000	1,680,155
Energy Transfer
6.20% 4/1/55	1,225,000	1,151,345
6.25% 4/15/49	1,700,000	1,616,605
6.50% 11/15/26 μ, ψ	1,622,000	1,614,853
Enterprise Products Operating
3.30% 2/15/53	3,085,000	2,003,622
5.55% 2/16/55	1,585,000	1,483,086

Kinder Morgan 5.95% 8/1/54	3,510,000	3,321,672
Northern Natural Gas 144A 3.40% 10/16/51 #	2,550,000	1,676,478
ONEOK 5.70% 11/1/54	4,135,000	3,674,589
Shell International Finance 3.00% 11/26/51	4,100,000	2,592,416
Transcanada Trust 5.625% 5/20/75 μ	647,000	645,880
NQ- NP [0425] 0625 (4550261)    3

Schedule of investments
Macquarie Extended Duration Bond Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Williams 6.00% 3/15/55	2,660,000	$ 2,591,118
		27,205,969
Finance Companies — 2.28%
AerCap Ireland Capital DAC 3.85% 10/29/41	7,790,000	6,028,546
Air Lease 4.125% 12/15/26 μ, ψ	1,470,000	1,359,018
		7,387,564
Insurance — 7.14%
200 Park Funding Trust 144A 5.74% 2/15/55 #	1,060,000	1,035,840
Aon 2.90% 8/23/51	2,952,000	1,781,880
Aon North America 5.75% 3/1/54	2,175,000	2,106,253
Athene Global Funding 144A 2.50% 3/24/28 #	675,000	635,266
Athene Holding 3.95% 5/25/51	4,600,000	3,172,728
Beacon Funding Trust 144A 6.266% 8/15/54 #	4,525,000	4,430,082
High Street Funding Trust III 144A 5.807% 2/15/55 #	2,159,000	2,100,614
Marsh & McLennan 5.35% 11/15/44	2,870,000	2,769,791
Nippon Life Insurance 144A 6.50% 4/30/55 #, μ	870,000	883,188
Pine Street Trust III 144A 6.223% 5/15/54 #	4,295,000	4,211,507
		23,127,149
Natural Gas — 2.83%
NiSource 5.85% 4/1/55	850,000	833,946
Southern California Gas 4.30% 1/15/49	4,500,000	3,555,769
Southwest Gas
3.80% 9/29/46	890,000	645,756
4.15% 6/1/49	2,430,000	1,837,390

Spire Missouri 3.30% 6/1/51	3,440,000	2,288,352
		9,161,213
Real Estate Investment Trusts — 0.91%
Realty Income 5.125% 4/15/35	2,975,000	2,949,660
		2,949,660
Technology — 7.53%
Alphabet
5.25% 5/15/55	1,235,000	1,219,876
5.30% 5/15/65	1,270,000	1,255,760

Broadcom 144A 4.926% 5/15/37 #	6,530,000	6,256,866
Foundry JV Holdco 144A 6.10% 1/25/36 #	1,830,000	1,866,654
Lam Research 2.875% 6/15/50	7,600,000	4,845,748
Oracle
3.60% 4/1/50	5,654,000	3,849,167
6.00% 8/3/55	2,235,000	2,176,044

4    NQ- NP [0425] 0625 (4550261)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)

Synopsys 5.70% 4/1/55	3,025,000	$ 2,926,302
		24,396,417
Transportation — 3.59%
CSX
4.75% 5/30/42	4,292,000	3,880,567
4.90% 3/15/55	2,913,000	2,596,000

Union Pacific 5.60% 12/1/54	5,235,000	5,150,485
		11,627,052
Total Corporate Bonds (cost $337,977,412)		316,980,440

Loan Agreements — 0.27%
Capital Goods — 0.27%
Standard Industries 6.069% (SOFR01M + 1.75%) 9/22/28 •	856,917	859,167
Total Loan Agreements (cost $856,917)		859,167
	Number of shares
Convertible Preferred Stock — 0.22%
Energy — 0.22%
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	14,912	725,469
Total Convertible Preferred Stock (cost $740,232)		725,469

Short-Term Investments — 2.06%
Money Market Mutual Funds — 2.06%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	1,670,427	1,670,427
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.22%)	1,670,427	1,670,427
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.29%)	1,670,427	1,670,427
NQ- NP [0425] 0625 (4550261)    5

Schedule of investments
Macquarie Extended Duration Bond Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.24%)	1,670,427	$ 1,670,427
Total Short-Term Investments (cost $6,681,708)		6,681,708
Total Value of Securities—100.42% (cost $346,256,269)		325,246,784

Liabilities Net of Receivables and Other Assets—(0.42%)★		(1,351,474)
Net Assets Applicable to 23,585,860 Shares Outstanding—100.00%		$323,895,310
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of Rule 144A securities was $35,876,451, which represents 11.08% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
★	Includes $668,150 cash collateral held at broker for futures contracts as of April 30, 2025.
6    NQ- NP [0425] 0625 (4550261)

The following futures contracts were outstanding at April 30, 2025:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(44)	US Treasury 5 yr Notes	$(4,804,594)	$(4,734,561)	6/30/25	$—	$(70,033)	$(4,469)
(15)	US Treasury 10 yr Notes	(1,683,281)	(1,659,806)	6/18/25	—	(23,475)	(937)
417	US Treasury 10 yr Ultra Notes	47,844,237	47,427,864	6/18/25	416,373	—	(13,031)
(332)	US Treasury Long Bonds	(38,719,500)	(38,211,328)	6/18/25	—	(508,172)	145,250
77	US Treasury Ultra Bonds	9,319,406	9,109,268	6/18/25	210,138	—	(55,344)
Total Futures Contracts			$11,931,437		$626,511	$(601,680)	$71,469
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
DAC – Designated Activity Company
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
yr – Year
NQ- NP [0425] 0625 (4550261)    7